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                                                                     May 2, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re: Van Kampen Exchange Fund
                        Amendment No. 27
                        to the Registration Statement on Form
                        N-1A (File No. 811-2611)

Ladies and Gentlemen:

        Van Kampen Exchange Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Amendment No. 27 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 8b-16 of the General Rules and Regulations (the "1940 Act Rules") of the Securities and Exchange Commission (the "Commission") promulgated under the Investment Company Act of 1940, as amended.

        Should the staff have any questions regarding the foregoing, please call me at (312) 407-0863 or Elisa Mitchell at (630) 684-6724.

                                                Very truly yours,

                                            /s/ Charles B. Taylor
                                            ----------------------
                                                Charles B. Taylor